CONSOLIDATED STATEMENTS OF EQUITY - USD ($)		Series E Preferred Stock		Common Stock		Additional Paid-in Capital		Accumulated Deficit		Accumulated Other Comprehensive Loss		Seven Stars Cloud Shareholders' Equity		Non- controlling Interest		Total
Balance at Dec. 31, 2015		$ 7,255		$ 24,249		$ 97,512,542		$ (86,457,840)		$ (414,910)		$ 10,671,296		$ (2,388,031)		$ 8,283,265
Balance (in shares) at Dec. 31, 2015		7,254,997		24,249,109
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation				$ 25		319,693						319,718				319,718
Share-based compensation (in shares)				25,000
Common stock issuance				$ 5,681		9,994,319						10,000,000				10,000,000
Common stock issuance (in shares)				5,681,819
Common stock issued to SSS				$ 4,545		9,270,665						9,275,210				9,275,210
Common stock issued to SSS (in shares)				4,545,455
Warrants issued to SSS						724,790						724,790				724,790
Issuance cost in connection with the issuance of common stock and warrant to SSS						(411,223)						(411,223)				(411,223)
Earn-out shares issued to SSS				$ 10,000		13,690,000						13,700,000				13,700,000
Earn-out shares issued to SSS (in shares)				10,000,000
Common stock issued from conversion of convertible note				$ 9,209		17,724,088						17,733,297				17,733,297	[1]
Common stock issued from conversion of convertible note (in shares)				9,208,860
Restricted shares granted in connection with acquisition of intangible assets				$ 67		121,628						121,695				121,695
Restricted shares granted in connection with acquisition of intangible assets (in shares)				66,500
Common stock issued for settlement of liability				$ 42		74,958						75,000				75,000
Common stock issued for settlement of liability (in shares)				41,780
Common stock issued from conversion of series E preferred stock		$ (100)		$ 100
Common stock issued from conversion of series E preferred stock (in shares)		(100,000)		100,000
Common stock issuance for acquisition of BDCG						3,734,459		(2,803,454)		32,365		963,370		(886,440)		76,930
Net loss								(26,407,974)				(26,407,974)		(2,092,991)		(28,500,965)
Foreign currency translation adjustments, net of nil tax										(970,757)		(970,757)		41,981		(928,776)
Balance at Dec. 31, 2016		$ 7,155	[2]	$ 53,918		152,755,919		(115,669,268)		(1,353,302)		35,794,422		(5,325,481)		30,468,941
Balance (in shares) at Dec. 31, 2016		7,154,997	[2]	53,918,523
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation						147,652						147,652				147,652
Common stock issuance				$ 538		1,479,463						1,480,001				1,480,001
Common stock issuance (in shares)				538,182
Common stock issuance for RSU vested				$ 105		(105)
Common stock issuance for RSU vested (in shares)				105,215
Common stock issuance for option exercised				$ 11		(11)
Common stock issuance for option exercised (in shares)				11,035
Common stock issued for warrant exercised				$ 236		563,261						563,497				563,497
Common stock issued for warrant exercised (in shares)				236,105
Common stock issued from conversion of series E preferred stock		$ (7,155)		$ 7,155
Common stock issued from conversion of series E preferred stock (in shares)		(7,154,997)		7,154,997
Disposal of Zhong Hai Shi Xun						(9,993,734,000)		(360,518,000)		(220,717,000)		(10,574,969,000)		3,947,477,000		(6,627,492,000)
Net loss								(1,670,624)				(1,670,624)		(631,633)		(2,302,257)	[2]
Foreign currency translation adjustments, net of nil tax										735,947		735,947		(32,958)		702,989	[2]
Acquisition of Guang Ming						78,630						78,630				78,630
Balance at Jun. 30, 2017	[2]			$ 61,963		145,068,011		(117,860,593)		(856,268)		26,413,113		(2,042,595)		24,370,518
Balance (in shares) at Jun. 30, 2017	[2]			61,964,057
Balance at Dec. 31, 2016		$ 7,155	[2]	$ 53,918		152,755,919		(115,669,268)		(1,353,302)		35,794,422		(5,325,481)		30,468,941
Balance (in shares) at Dec. 31, 2016		7,154,997	[2]	53,918,523
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation						1,305,829						1,305,829				1,305,829
Common stock issuance				$ 6,222		11,969,368						11,975,590				11,975,590
Common stock issuance (in shares)				6,221,778
Common stock issuance for RSU vested				$ 118		(118)
Common stock issuance for RSU vested (in shares)				117,715
Common stock issuance for option exercised				$ 189		100,129						100,318				100,318
Common stock issuance for option exercised (in shares)				188,687
Common stock issued for warrant exercised				$ 907		1,724,819						1,725,726				1,725,726
Common stock issued for warrant exercised (in shares)				907,390
Common stock issued from conversion of series E preferred stock		$ (7,155)		$ 7,155
Common stock issued from conversion of series E preferred stock (in shares)		(7,154,997)		7,154,997
Disposal of Zhong Hai Shi Xun						(9,887,398)		(360,522)		(220,737)		(10,468,657)		3,947,473		(6,521,184)
Capital contribution from noncontrolling interest shareholder														490,000		490,000
Net loss								(9,835,601)				(9,835,601)		(357,268)		(10,192,869)
Foreign currency translation adjustments, net of nil tax										814,352		814,352		(44,091)		770,261
Balance at Dec. 31, 2017	[2]			$ 68,509		158,449,544		(126,693,022)		(782,074)		31,042,957		(1,289,367)		29,753,590
Balance (in shares) at Dec. 31, 2017	[2]			68,509,090
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation						3,360,917						3,360,917				3,360,917
Common stock issuance for RSU vested				$ 1,241		(1,241)
Common stock issuance for RSU vested (in shares)				1,240,707
Common stock issuance for option exercised				$ 42		2,590						2,632				$ 2,632
Common stock issuance for option exercised (in shares)				42,502												70,000
Common stock issued for warrant exercised				$ 300		524,700						525,000				$ 525,000
Common stock issued for warrant exercised (in shares)				300,000
Common stock issuance for acquisition of BDCG				$ 3,000		7,797,000						7,800,000				7,800,000
Net loss								(12,041,393)				(12,041,393)		(382,341)		(12,423,734)
Foreign currency translation adjustments, net of nil tax										(153,946)		(153,946)		11,121		(142,825)
Investment from GTD and SSS						5,900,000						5,900,000				5,900,000
Common stock issuance for acquisition of BDCG ( in shares)				3,000,000
Balance at Jun. 30, 2018				$ 73,092	[2]	$ 176,033,510	[2]	$ (138,734,415)	[2]	$ (936,020)	[2]	$ 36,436,167	[2]	$ (1,660,587)	[2]	$ 34,775,580
Balance (in shares) at Jun. 30, 2018	[2]			73,092,299

[1]	The above consolidated balance sheets present the Wecast Services Limited and Wide Angle Group Limited acquired from BT Capital Global Limited ("BT") on January 30 and January 31, 2017, respectively as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 5 "Acquisition")
[2]	The above consolidated balance sheets present the Shanghai Guang Ming Investment Management Limited ("Guang Ming") acquired from Tianjin Sun Seven Stars Culture Development Co. Ltd. ("Tianjin") and Beijing Nanbei Huijin Investment Co. Ltd on April 4 2018 as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 4 "Acquisition")